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QUARTERLY REPORT

GSR CRYPTO CORE3 ETF

Consolidated Schedule of InvestmentsAugust 31, 2026 (unaudited)

			Shares	Value
75.13%		EXCHANGE TRADED FUNDS

75.13%		CRYPTO CURRENCY
		Bitwise Solana Staking ETF(A)	154,919	$2,201,399
		ProShares Bitcoin ETF	49,850	529,906
		ProShares Ultra Bitcoin ETF	38,700	537,930
		ProShares Ultra Ether ETF	76,400	1,315,608
		REX-OSPREY SOL + Staking ETF	204,200	2,854,716
		T-Rex 2X Long Bitcoin Daily Target ETF	21,825	399,179
		T-Rex 2X Long Ether Daily Target ETF	73,700	516,637
				8,355,375

75.13%		TOTAL EXCHANGE TRADED FUNDS		8,355,375
		(Cost: $7,381,734)

24.93%		MONEY MARKET FUND
		First American Government Obligations Institutional Class Fund 3.582%(B)	2,772,382	2,772,382
		(Cost: $2,772,382)

100.06%		TOTAL INVESTMENTS		11,127,757
		(Cost: $10,154,116)
(0.06%	)	Liabilities in excess of other assets		(7,192)
100.00%		NET ASSETS		$11,120,565

(A)Non-income producing

(B)Effective 7 day yield as of August 31, 2026

QUARTERLY REPORT

GSR CRYPTO CORE3 ETF

Schedule of Investments - continuedAugust 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of August 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$8,355,375	$—	$—	$8,355,375
Money Market Funds	2,772,382	—	—	2,772,382
	$11,127,757	$—	$—	$11,127,757

The cost of investments for Federal income tax purposes has been estimated a/o August 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $10,154,116, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$973,641
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$973,641